Cash and Cash Equivalents (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Text block [abstract]
Summary of Detailed Information about Cash and Cash Equivalents

	June 30,	December 31,
	2021	2020
	$’000	$’000
Cash in hand and at banks	42,081	97,757
Short term investment funds	—	4,000
Restricted cash	300	—

	42,381	101,757

	2020	2019
	$’000	$’000
Cash in hand and at banks	97,757	189,888
Short term investment funds	4,000	25,000

	101,757	214,888